Contingencies - Additional Information (Detail) (USD $)	Jun. 30, 2012
Loss Contingencies [Line Items]
Reserve for environmental matters	$ 11,889,000
Environmental Issue
Loss Contingencies [Line Items]
Estimated total liability for environmental sites range, minimum	11,900,000
Estimated total liability for environmental sites range, maximum	71,500,000
Estimated total liability for environmental sites range, largest	$ 6,100,000